General_Limitations on transfer of assets or the redemption of liabilities within the Group (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Structured entity for asset securitization
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.	The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.
Credit facilities provided to structured entities	As of December 31, 2019, the Group provides 2,241,640 million Won of credit facilities for the structured entities mentioned above.
Structured entity for the investments in securities
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.	The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.
Money trust under the Financial Investment Services and Capital Markets Act
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.	The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.